Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Amount	$ 286,354	$ 215,249
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD	USD
Amount	$ 39,449	$ 17,065
Annual interest rate %	5.65%	1.61%
Issued date	03/30/2023	05/18/2022
Maturity date	08/01/2023	08/16/2022
Wells Fargo Bank one [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD	USD
Amount	$ 39,449	$ 41,944
Annual interest rate %	5.65%	1.61%
Issued date	03/30/2023	05/19/2022
Maturity date	07/28/2023	08/17/2022
Wells Fargo Bank Two [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD	USD
Amount	$ 40,385	$ 28,702
Annual interest rate %	5.60%	2.35%
Issued date	04/03/2023	06/06/2022
Maturity date	10/02/2023	12/06/2022
Wells Fargo Bank Three [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD	USD
Amount	$ 40,425	$ 85,779
Annual interest rate %	5.56%	5.40%
Issued date	04/04/2023	12/13/2022
Maturity date	09/01/2023	06/12/2023
Wells Fargo Bank Four [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD	USD
Amount	$ 42,041	$ 26,700
Annual interest rate %	5.85%	5.00%
Issued date	08/01/2023	12/19/2022
Maturity date	02/01/2024	03/16/2023
(new) Wells Fargo Bank Five [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 42,303
Annual interest rate %	5.75%
Issued date	08/25/2023
Maturity date	11/27/2023
(new) Wells Fargo Bank Six [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency	USD
Amount	$ 42,302
Annual interest rate %	5.85%
Issued date	08/25/2023
Maturity date	01/22/2024
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency		USD
Amount		$ 8,379
Annual interest rate %		2.25%
Issued date		05/20/2022
Maturity date		11/21/2022
Citibank N.A. One [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency		USD
Amount		$ 5,028
Annual interest rate %		1.60%
Issued date		05/20/2022
Maturity date		08/22/2022
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Short-Term Bonds [Line Items]
Currency		USD
Amount		$ 1,652
Annual interest rate %		2.25%
Issued date		06/09/2022
Maturity date		12/09/2022